Other Assets	12 Months Ended
Jun. 30, 2026
Other Asset [Abstract]
Other Assets
12.	Other Assets

	2026 $’000	2025 $’000
Deposits	7,385	10,689
Prepayments	3,047	2,084
Total other assets	10,432	12,773
Comprising:
Current	4,127	5,609
Non-current	6,305	7,164

Deposits include cash deposits, term deposits held with financial institutions with a maturity of more than three months from reporting date, and funds held as security in favour of Ministère des Ressources naturelles et des Forêts (MRNF) for mine closure and rehabilitation of North American Lithium.